SCHEDULE OF FINANCIAL INFORMATION (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Segment Reporting [Abstract]
Revenue
Operating expenses
General and administrative expenses	1,067,070	76,520	396,434	42,918
Professional fees	292,131	114,391	438,461	349,031
Total operating expenses	1,359,201	190,911	834,895	391,949
Operating loss	$ (1,359,201)	$ (190,911)	$ (834,895)	$ (391,949)
Operating margin	(100.00%)	(100.00%)	(100.00%)	(100.00%)
Other income (expenses)
Interest income	$ 6	$ 1	$ 13	$ 7
Change in fair value of earnout shares liability	1,039,282		18,731,514
Change in fair value of warrants liability	234,195		(397,553)
Forbearance fee expense			(13,226,926)
Interest expense	(222,363)	(31,786)	(168,886)	(109,353)
Total other income (expense)	1,051,120	(31,785)	4,938,162	(109,346)
Loss before income tax expense	(308,081)	(222,696)	4,103,267	(501,295)
Income tax expense			(200)
Net loss	$ (308,081)	$ (222,696)	$ 4,103,067	$ (501,295)